Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of remuneration to directors and key management personnel
	2018	2017
	$	$
Salaries and other short term employment benefits	2,816	2,968
Share-based payments	1,500	2,753
Total compensation	4,316	5,721